Commitments and Contingencies - Additional Information (Details)		1 Months Ended		12 Months Ended
	Dec. 02, 2015	Jan. 31, 2019 USD ($)	May 31, 2016 USD ($) vessel	Dec. 31, 2018 USD ($) vessel ft³	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Nov. 01, 2018 USD ($)	Sep. 30, 2018	Dec. 31, 2015 USD ($)
Schedule of Equity Method Investments [Line Items]
Ownership percentage				100.00%
Other (expense) income (note 14b)				$ (51,373,000)	$ 1,561,000	$ 1,537,000
Restricted cash - current				38,329,000	22,326,000	10,145,000			$ 6,600,000
Equity income (loss)				53,546,000	9,789,000	62,307,000
Financing secured				$ 370,050,000	$ 656,935,000	355,306,000
Teekay LNG-Marubeni Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage				52.00%				52.00%
Bahrain LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage	30.00%			30.00%
Bahrain LNG Joint Venture | Modified Vessel
Schedule of Equity Method Investments [Line Items]
Number of floating storage units | vessel				1
Bahrain LNG Joint Venture | LNG Receiving and Regasification Terminal
Schedule of Equity Method Investments [Line Items]
Capacity of production facility, per day (in cubic feet) | ft³				800,000,000
Operating lease arrangement period, lessor (in years)	20 years			20 years
Cost of construction				$ 903,100,000
Undrawn debt financing				58,000,000
Borrowings provided under revolving credit facilities				194,800,000.0
Teekay Tangguh Joint Venture
Schedule of Equity Method Investments [Line Items]
Partnership interest owned					69.00%
Teekay Nakilat Joint Venture
Schedule of Equity Method Investments [Line Items]
Other (expense) income (note 14b)				53,000,000
Restricted cash - current				7,000,000
Cash payment for lease liability balance				$ 56,000,000
Partnership interest owned				70.00%
Settlement Proposal With HMRC Related To Deductibility Of Certain Related Party Transactions In 2010 [Member] | Teekay Tangguh Joint Venture
Schedule of Equity Method Investments [Line Items]
Provision					$ 1,100,000
Teekay Tangguh Joint Venture | Settlement Proposal With HMRC Related To Deductibility Of Certain Related Party Transactions In 2010 [Member]
Schedule of Equity Method Investments [Line Items]
Provision					1,600,000
Settled Litigation | Teekay LNG-Marubeni Joint Venture
Schedule of Equity Method Investments [Line Items]
Number of vessels | vessel			1
Settlement amount paid			$ 39,000,000
Equity income (loss)						$ 20,300,000
U.S. Dollar-denominated Revolving Credit Facilities due from 2020 to 2022
Schedule of Equity Method Investments [Line Items]
Borrowings provided under revolving credit facilities					$ 190,000,000		$ 225,000,000
Subsequent Event
Schedule of Equity Method Investments [Line Items]
Financing secured		$ 159,000,000